FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables In Respect To The Global Termination Agreement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 6,871
Additions		$ 11,443
Decrease during the year	(1,395)	(4,750)
Interest expense	209	178
Ending balance	5,685	6,871
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	356	1,173	$ 7,475
Principal and interest payments (includes credits)	(447)	(691)	(1,529)
Additions	1,048		270
Decrease during the year		(188)	(5,413)
Interest expense	18	55	367
Foreign exchange movement	95	7	3
Ending balance	$ 1,070	$ 356	1,173
Borrowing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			115,216
Decrease during the year			(115,216)
Payable in respect of intangible assets purchase
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			11,157
Principal and interest payments (includes credits)			(6,555)
Decrease during the year			$ (4,602)